Consolidated and Combined Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014	Sep. 30, 2013
Revenues:
Transportation revenues	$ 111,294		$ 108,424	$ 93,227
Fuel surcharges	11,588		20,738	18,893
Total revenues	122,882		129,162	112,120
Cost of operations:
Compensation and benefits	49,050		47,431	40,095
Fuel expenses	20,295		29,281	25,699
Repairs & tires	7,876		7,831	6,862
Other operating	4,520		5,251	3,820
Insurance and losses	10,249		10,729	7,544
Depreciation expense	8,486		8,210	7,202
Rents, tags & utilities	3,892		3,706	2,435
Sales, general & administrative	9,188		9,273	8,789
Corporate expenses	3,203		2,685	2,549
Intangible asset impairment	2,074	[1]	0	0
Gain on equipment sales	(1,537)		(578)	(1,445)
Total cost of operations	117,296		123,819	103,550
Total operating profit	5,586		5,343	8,570
Interest income and other	0		7	0
Interest expense	(112)		(109)	(19)
Income before income taxes	5,474		5,241	8,551
Provision for income taxes	2,135		2,044	3,335
Net income	$ 3,339		$ 3,197	$ 5,216
Earnings per common share:
Net income - basic	$ 1.02		$ .99	$ 1.61
Net income - diluted	$ 1.02		$ .99	$ 1.61
Number of shares (in thousands) used in computing:
-basic earnings per common share	3,268		3,243	3,243
-diluted earnings per common share	3,275		3,243	3,243

[1]	The Company recorded a non-cash, impairment charge related to the customer relationship intangible asset recorded resulting from the Pipeline acquisition of $2,074 during the second quarter of fiscal 2015.